NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION

NOTE 7 - SUPPLEMENTARY BALANCE SHEET INFORMATION

Other Payables and Accrued Expenses

	December 31,
	2 0 2 0	2 0 2 0

Provision for legal claims	128	128
Accrued expenses (in 2020 includes $8 to directors)	26	14
	154	142